As filed with the Securities and Exchange Commission on April 11, 2005 Registration No. 333-119020
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	__
Pre-Effective Amendment No. __	__
Post-Effective Amendment No. 1	X
(Check appropriate box or boxes) _________________________
Exact Name of Registrant as Specified in Charter:
WELLS FARGO FUNDS TRUST
Area Code and Telephone Number: (800) 222-8222
Address of Principal Executive Offices, including Zip Code: 525 Market Street San Francisco, California 94105 __________________________
Name and Address of Agent for Service:
C. David Messman c/o Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, California 94105
With copies to:
Robert M. Kurucza, Esq. Marco E. Adelfio, Esq. Morrison & Foerster LLP 2000 Pennsylvania Ave., N.W., Suite 5500 Washington, D.C. 20006 __________________________

It is proposed that this filing will become automatically effective pursuant to Rule 485(b).

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") on Form N-14 hereby incorporates Part A and Part B from the Trust's filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497(b) filed on October 27, 2004, and portions of Part C by reference to the Registration Statement on Form N-14, filed September 15, 2004 (File No. 333-119020). This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Incorporated by reference to Item 15 of the Trust's Registration Statement on Form N-14, filed September 15, 2004 (File No. 333-119020)

ITEM 16. EXHIBITS.

All exhibits are incorporated by reference to Item 16 of the Trust's Registration Statement on Form N-14, filed September 15, 2004 (File No. 333-119020), except for the exhibit noted below:

Exhibit Number	Description
(12)	Tax Opinion of Morrison & Foerster, LLP, filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The Trust agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 11th day of April, 2005.

WELLS FARGO FUNDS TRUST
By: /s/ Carol Lorts Carol Lorts Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated and on the 11th day of April, 2005.

SIGNATURES	TITLE
Karla M. Rabusch*	President and/or Principal Executive Officer
Stacie D. DeAngelo*	Treasurer and/or Principal Financial Officer
A Majority of the Trustees*
Thomas S. Goho Peter G. Gordon Richard M. Leach J. Tucker Morse Timothy J. Penny Donald C. Willeke	Trustee Trustee Trustee Trustee Trustee Trustee
*By: /s/ Carol Lorts Carol Lorts (Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description
12	Tax Opinion of Morrison & Foerster LLP, filed herewith.

[MORRISON & FOERSTER LLP LETTERHEAD]

April 8, 2005

The Strong Funds
100 Heritage Reserve
Menomonee Falls, Wisconsin 53051

Wells Fargo Funds
525 Market Street
San Francisco, California 94105

Re: The Strong Funds and Wells Fargo Funds Reorganizations

Ladies and Gentlemen:

This opinion is being delivered to you pursuant to Sections 7(g) and 8(f) of that certain Agreement and Plan of Reorganization, dated as of September 13, 2004 (the "Agreement"), by and among Wells Fargo Funds Trust and Wells Fargo Variable Trust, each, a Delaware statutory trust (together, "Wells Fargo Funds"), for themselves and on behalf of those funds listed on Exhibits A and B (each, an "Acquiring Fund," and, collectively, the "Acquiring Funds"); the Strong Fund entities listed on Exhibit C, each, either a Delaware statutory trust or Wisconsin corporation (together, the "Registrants"), for themselves and on behalf of those funds listed on Exhibit D (each, an "Acquired Fund," and, collectively, the "Acquired Funds"); as to Section 21 of the Agreement only, Wells Fargo Funds Management, LLC, a Delaware limited liability company; and, as to Section 21 of the Agreement only, Strong Capital Management, Inc., a Wisconsin corporation. Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificates delivered to us for purposes of rendering this opinion by the Registrants, for themselves and on behalf of the Acquired Funds, and Wells Fargo Funds, for themselves and on behalf of the Acquiring Funds (together, the "Certificates of Representations").

Pursuant to the Agreement, each Acquiring Fund shall acquire substantially all of the assets and assume substantially all of the liabilities of the corresponding Acquired Fund (each, a "Reorganization," and, collectively, the "Reorganizations"). The Reorganizations are further described in the combined proxy statements/prospectuses (the "Proxy/Prospectuses"), and the exhibits and appendices attached thereto, of the Acquiring Funds and Acquired Funds, as filed on Registration Statement Forms N-14 with the Securities and Exchange Commission ("SEC") on September 15, 2004 (Registration Nos. 333-119021, 333-119020, and 333-119018).

We have acted as counsel to Wells Fargo Funds in connection with the Reorganizations. As such, and for purposes of rendering this opinion, we have examined and are familiar with the Agreement, the Proxy/Prospectuses and such other presently existing documents, records and matters of law as we have deemed necessary or appropriate in connection with rendering this opinion. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

In addition, we have assumed (i) that the Reorganizations will be consummated in the manner contemplated by the Proxy/Prospectuses and in accordance with the provisions of the Agreement, without waiver or modification of material terms and conditions thereof, (ii) the truth and accuracy, as of the date of the Agreement and the date hereof, of the representations and warranties made by the parties to the Agreement, (iii) the truth and accuracy of the representations made to us in the Certificates of Representations, and (iv) that any representation in the Agreement or the Certificates of Representations made "to the knowledge" or similarly qualified is correct without such qualification.

The conclusion expressed herein represents our judgment of the proper treatment of certain aspects of the Reorganizations under the income tax laws of the United States based upon the Internal Revenue Code of 1986, as amended (the "Code"), U.S. Treasury Regulations promulgated thereunder, rulings and other pronouncements of the Internal Revenue Service (the "IRS") currently in effect, and judicial decisions, all of which are subject to change, prospectively or retroactively. No assurance can be given that such changes will not take place, or that such changes would not affect the conclusion expressed herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Thus, no assurance can be given that a position taken in reliance on our opinion will not be challenged by the IRS or will be sustained by a court.

Our opinion relates solely to the tax consequences of the Reorganizations under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganizations under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganizations or any other transaction (including any transaction undertaken in connection with the Reorganizations).

No opinion is expressed as to any transaction other than the Reorganizations as effected by the Agreement or as to any transaction whatsoever, including the Reorganizations, if all of the transactions described in the Agreement are not consummated in accordance with the terms of the Agreement and without waiver or breach of any material provision thereof, or if all the representations, warranties and assumptions upon which we rely are not true and accurate at all relevant times. In the event any one of the representations, warranties or assumptions upon which we rely to issue this opinion is incorrect, our opinion might be adversely affected and may not be relied upon.

We have not independently investigated or verified the validity of any representations made in connection with the Reorganizations or this opinion upon which we have relied in rendering this opinion; however, during the course of our representation, we have not become aware of any facts that call into question the accuracy of any such representation(s). We also note that the tax consequences addressed herein may depend upon the actual occurrence of events in the future, which events may or may not be consistent with such representations. To the extent the facts differ from those relied on and assumed herein, our opinion should not be relied upon.

Based upon the foregoing and subject to the following paragraph, we are of the opinion that: (i) each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code; (ii) no gain or loss will be recognized by an Acquired Fund upon the transfer of such Acquired Fund's assets to the corresponding Acquiring Fund solely in exchange for such Acquiring Fund's shares and the assumption by the corresponding Acquiring Fund of liabilities of such Acquired Fund or upon the distribution of the corresponding Acquiring Fund shares to such Acquired Fund's shareholders in exchange for their shares of such Acquired Fund in connection with the Reorganization; (iii) the tax basis of the assets of an Acquired Fund to be transferred to the corresponding Acquiring Fund in the Reorganization in the hands of the corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of such Acquired Fund immediately prior to the transfer; (iv) the holding period in the assets of an Acquired Fund to be transferred to the corresponding Acquiring Fund in the Reorganization in the hands of the corresponding Acquiring Fund will include the period during which such assets were held by such Acquired Fund; (v) no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets of the corresponding Acquired Fund solely in exchange for such Acquiring Fund's shares and the assumption by such Acquiring Fund of liabilities of the corresponding Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of an Acquired Fund upon the receipt of the corresponding Acquiring Fund's shares solely in exchange for their shares of such Acquired Fund as part of the Reorganization; (vii) the tax basis of the Acquiring Fund shares to be received by each shareholder of the corresponding Acquired Fund will be, in the aggregate, the same as the tax basis, in the aggregate, of the corresponding Acquired Fund shares surrendered in exchange therefor; (viii) the holding period in the Acquiring Fund shares received by each shareholder of the corresponding Acquired Fund in the Reorganization will include the holding period during which the shares of the corresponding Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the corresponding Acquired Fund were held as capital assets in the hands of such shareholder; and (ix) each Acquiring Fund and its corresponding Acquired Fund(s) will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to each Reorganization.

This opinion is being delivered to you pursuant to Sections 7(g) and 8(f) of the Agreement and may not be relied upon for any other purpose. Although you (and each of your employees, representatives, or other agents) may disclose to any and all persons, without limitation of any kind, the United States federal tax treatment and United States federal tax structure of the Reorganizations and all materials of any kind that were provided to you by us relating to such tax treatment and tax structure, this opinion is intended solely for your benefit and the benefit of your shareholders. You may not authorize any other person or entity to rely on this opinion, or otherwise make this opinion available for the benefit of any other person or entity, without our prior written consent.

Very truly yours,

/s/ Morrison & Foerster LLP

Exhibit A

Wells Fargo Asia Pacific Fund	Wells Fargo Mid Cap Disciplined Fund
Wells Fargo Balanced Fund	Wells Fargo Minnesota Tax-Free Fund
Wells Fargo Capital Growth Fund	Wells Fargo Money Market Fund
Wells Fargo Common Stock Fund	Wells Fargo Montgomery Mid Cap Growth Fund
Wells Fargo Corporate Bond Fund	Wells Fargo Montgomery Small Cap Fund
Wells Fargo Discovery Fund	Wells Fargo Montgomery Total Return Bond Fund
Wells Fargo Dividend Income Fund	Wells Fargo Municipal Bond Fund
Wells Fargo Endeavor Large Cap Fund	Wells Fargo Municipal Money Market Fund
Wells Fargo Endeavor Select Fund	Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Enterprise Fund	Wells Fargo Opportunity Fund
Wells Fargo Equity Income Fund	Wells Fargo Overseas Fund
Wells Fargo Government Securities Fund	Wells Fargo Short-Term Bond Fund
Wells Fargo Growth and Income Fund	Wells Fargo Short-Term High Yield Bond Fund
Wells Fargo Growth Fund	Wells Fargo Short-Term Municipal Bond Fund
Wells Fargo Heritage Money Market Fund	Wells Fargo Small Cap Disciplined Fund
Wells Fargo High Income Fund	Wells Fargo Small Cap Value Fund
Wells Fargo Index Fund	Wells Fargo Small/Mid Cap Value Fund
Wells Fargo Intermediate Tax-Free Fund	Wells Fargo Specialized Technology Fund
Wells Fargo International Core Fund	Wells Fargo Strategic Income Fund
Wells Fargo Large Cap Growth Fund	Wells Fargo U.S. Value Fund
Wells Fargo Large Company Core Fund	Wells Fargo Ultra Short-Term Income Fund
Wells Fargo Large Company Growth Fund	Wells Fargo Ultra Short-Term Municipal Income Fund
Wells Fargo Life Stage - Aggressive Portfolio	Wells Fargo Ultra-Short Duration Bond Fund
Wells Fargo Life Stage - Conservative Portfolio	Wells Fargo Wisconsin Tax-Free Fund
Wells Fargo Life Stage - Moderate Portfolio

Exhibit B

Wells Fargo Variable Trust Discovery Fund
Wells Fargo Variable Trust Multi Cap Value Fund
Wells Fargo Variable Trust Opportunity Fund

Exhibit C

Strong Advantage Fund, Inc.	Strong Income Trust
Strong Asia Pacific Fund, Inc.	Strong International Equity Funds, Inc.
Strong Balanced Fund, Inc.	Strong Large Cap Growth Fund, Inc.
Strong Common Stock Fund, Inc.	Strong Life Stage Series, Inc.
Strong Conservative Equity Funds, Inc.	Strong Money Market Fund, Inc.
Strong Corporate Bond Fund, Inc.	Strong Municipal Bond Fund, Inc.
Strong Discovery Fund, Inc.	Strong Municipal Funds, Inc.
Strong Equity Funds, Inc.	Strong Opportunity Fund, Inc.
Strong Equity Funds II, Inc.	Strong Opportunity Fund II, Inc.
Strong Government Securities Fund, Inc.	Strong Short-Term Bond Fund, Inc.
Strong Heritage Reserve Series, Inc.	Strong Short-Term Global Bond Fund, Inc.
Strong Income Funds, Inc.	Strong Short-Term Municipal Bond Fund, Inc.
Strong Income Funds II, Inc.	Strong Variable Insurance Funds, Inc.

Exhibit D

Strong Advisor Bond Fund	Strong Index 500 Fund
Strong Advisor Common Stock Fund	Strong Intermediate Municipal Bond Fund
Strong Advisor Endeavor Large Cap Fund	Strong Large Cap Core Fund
Strong Advisor Focus Fund	Strong Large Cap Growth Fund
Strong Advisor International Core Fund	Strong Large Company Growth Fund
Strong Advisor Large Company Core Fund	Strong Life Stage Series - Aggressive Portfolio
Strong Advisor Mid Cap Growth Fund	Strong Life Stage Series - Conservative Portfolio
Strong Advisor Municipal Bond Fund	Strong Life Stage Series - Moderate Portfolio
Strong Advisor Select Fund	Strong Mid Cap Disciplined Fund
Strong Advisor Short Duration Bond Fund	Strong Mid Cap Growth Fund II
Strong Advisor Small Cap Value Fund	Strong Minnesota Tax-Free Fund
Strong Advisor Strategic Income Fund	Strong Money Market Fund
Strong Advisor Technology Fund	Strong Multi Cap Value Fund
Strong Advisor U.S. Small/Mid Cap Growth Fund	Strong Multi Cap Value Fund II
Strong Advisor U.S. Value Fund	Strong Municipal Bond Fund
Strong Advisor Utilities and Energy Fund	Strong Municipal Money Market Fund
Strong Asia Pacific Fund	Strong Opportunity Fund
Strong Balanced Fund	Strong Opportunity Fund II
Strong Blue Chip Fund	Strong Overseas Fund
Strong Corporate Bond Fund	Strong Short-Term Bond Fund
Strong Corporate Income Fund	Strong Short-Term High Yield Bond Fund
Strong Discovery Fund	Strong Short-Term High Yield Municipal Fund
Strong Discovery Fund II	Strong Short-Term Income Fund
Strong Dividend Income Fund	Strong Short-Term Municipal Bond Fund
Strong Dow 30 Value Fund	Strong Small Company Value Fund
Strong Endeavor Fund	Strong Small/Mid Cap Value Fund
Strong Energy Fund	Strong Strategic Value Fund
Strong Enterprise Fund	Strong Tax-Free Money Fund
Strong Florida Municipal Money Market Fund	Strong Technology 100 Fund
Strong Government Securities Fund	Strong U.S. Emerging Growth Fund
Strong Growth 20 Fund	Strong Ultra Short-Term Income Fund
Strong Growth and Income Fund	Strong Ultra Short-Term Municipal Income Fund
Strong Growth Fund	Strong Value Fund
Strong Heritage Money Fund	Strong Wisconsin Tax-Free Fund
Strong High Yield Bond Fund